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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9.30.06 to 12.31.2006
                                               ---------------------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               1/19/07
-------------------          ------------------               -------
   (Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                         ------------------------
Form 13F Information Table Entry Total:                  87 to 96
                                         ------------------------
Form 13F Information Table Value Total:    2,221,788 to 3,006,472
                                         ------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                               December 31, 2006

                                                                                                                VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    92425  1186000 SH       SOLE                   126200           1059800
AT&T Inc                       COM              00206R102    85491  2391360 SH       SOLE                   274142           2117217
African Bank Investments       COM              S01035112      218    52300 SH       SOLE                    52300
Alliance Bernstein Holding LP  COM              01881G106     7594    94450 SH       SOLE                    94450
Allied Capital Corp.           COM              01903Q108    12440   380650 SH       SOLE                   380650
Altria Group Inc               COM              02209S103    12405   144550 SH       SOLE                   144550
American Int'l Grp             COM              026874107    91327  1274450 SH       SOLE                                    1274450
Archer Daniels                 COM              039483102    30718   961150 SH       SOLE                                     961150
Arrow Electronics              COM              042735100    26291   833302 SH       SOLE                                     833302
Ascendas Real Estate Investmen COM              Y0205X103       70    40000 SH       SOLE                    40000
BRE Properties                 COM              05564E106     3511    54000 SH       SOLE                    54000
Bank of America                COM              060505104   102773  1924950 SH       SOLE                   231350           1693600
Bellsouth Corp                 COM              079860102      212     4500 SH       SOLE                                       4500
Berjaya Sports Toto            COM              Y0849N107      231   170000 SH       SOLE                   170000
Borg Warner Inc.               COM              099724106    39476   668850 SH       SOLE                                     668850
Bristol Meyers                 COM              110122108    12520   480800 SH       SOLE                   480800
British American Tobacco Malay COM              6752349        138    11300 SH       SOLE                    11300
Bunge LTD                      COM              G16962105    86164  1188300 SH       SOLE                                    1188300
Canadian National              COM              136375102    34367   798670 SH       SOLE                                     798670
Canadian Pacific Ltd           COM              13645T100    17221   326400 SH       SOLE                                     326400
Chevron Corp                   COM              166764100    13382   182000 SH       SOLE                   182000
Chubb Corp                     COM              171232101    51902   980950 SH       SOLE                                     980950
Citigroup, Inc.                COM              172967101    37885   680170 SH       SOLE                    85420            594750
Commerical Intl Bank GDR       COM              201712205      100    10025 SH       SOLE                    10025
ConocoPhilips                  COM              20825C104    41986   583550 SH       SOLE                                     583550
D Carnegie & Co AB             COM              W20708116      249    11500 SH       SOLE                    11500
Deutsche Lufthansa             COM              D1908N106      311    11100 SH       SOLE                    11100
Dow Chemical                   COM              260543103    11878   297700 SH       SOLE                   297700
Equigold NL                    COM              006319959      134   102400 SH       SOLE                   102400
Equity Res. Properties         COM              29476L107     9234   181950 SH       SOLE                   181950
General Electric               COM              369604103    42269  1135950 SH       SOLE                                    1135950
General Mills                  COM              370334104    77115  1338800 SH       SOLE                                    1338800
HJ Heinz CO                    COM              423074103    13114   291350 SH       SOLE                   291350
Health Care Properties Invt    COM              421915109    12465   338550 SH       SOLE                   338550
Healthcare Realty Tr.          COM              421946104     5976   151150 SH       SOLE                   151150
Hewlett Packard                COM              428236103    71069  1725400 SH       SOLE                                    1725400
Home Depot                     COM              437076102    51797  1289770 SH       SOLE                                    1289770
IOI Properties Berhad          COM              6502458        128    47700 SH       SOLE                    47700
Idearc Inc                     COM              451663108     2965   103507 SH       SOLE                    12085             91422
JP Morgan Chase                COM              46625H100   105327  2196150 SH       SOLE                   254200           1941950
Kimberly Clark                 COM              494368103    99452  1463600 SH       SOLE                   178900           1284700
Kraft Foods Inc.               COM              50075N104    79200  2218480 SH       SOLE                   316100           1902380
Kuala Lumpur Kepong            COM              6497446        128    33500 SH       SOLE                    33500
Merrill Lynch & Co.            COM              590188108    93794  1007450 SH       SOLE                                    1007450
Metlife Inc.                   COM              59156R108    91330  1547700 SH       SOLE                                    1547700
Morgan Stanley,Dean Witter,Dis COM              617446448    94003  1154400 SH       SOLE                                    1154400
PPG Industries Inc.            COM              693506107     9137   142300 SH       SOLE                   142300
Parkway Holdings               COM              V71793109      160    78000 SH       SOLE                    78000
Petra Foods Ltd                COM              Y6804G102       83    71000 SH       SOLE                    71000
Pfizer Inc.                    COM              717081103    99850  3855200 SH       SOLE                   475450           3379750
Philippine Long Distance Telec COM              718252604      317     6200 SH       SOLE                     6200
Pinnacle West                  COM              723484101    12467   245950 SH       SOLE                   245950
RWE AG - LOCAL                 COM              D6629K109      272     2400 SH       SOLE                     2400
Raffles Medical Group          COM              Y7174H100      207   327000 SH       SOLE                   327000
Raytheon Co.(New)              COM              755111507    99433  1883200 SH       SOLE                   190850           1692350
Regions Financial Corp         COM              7591EP100   102491  2740400 SH       SOLE                   306000           2434400
Road King Infrastructure       COM              G76058109      169   110000 SH       SOLE                   110000
Rojana Indus Park - Foreign    COM              Y7323X147       54   137000 SH       SOLE                   137000
Samsung Electronic-GDR 144A    COM              796050201      222      850 SH       SOLE                      850
Sanofi Aventis                 COM              80105N105    86602  1875720 SH       SOLE                                    1875720
Shenzhen Expressway            COM              Y7741B107       36    60000 SH       SOLE                    60000

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

                         Cullen Capital Management, LLC
                                    FORM 13F
                               December 31, 2006

                                                                                                                VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
St. George Bank Ltd            COM              Q8757F106      229     8750 SH       SOLE                     8750
Tat Hong Holdings Ltd          COM              Y8548U124      260   337000 SH       SOLE                   337000
Teco Energy Inc.               COM              872375100     3518   204200 SH       SOLE                   204200
Telenor ASA LOCAL              COM              R21882106      327    17000 SH       SOLE                    17000
Tsakos Energy Navigation Ltd A COM              G9108L108      220     4800 SH       SOLE                     4800
UBS Securities                 COM              H89231338    46614   772650 SH       SOLE                     4250            768400
Unicredito Italiano SpA        COM              T95132105      325    35950 SH       SOLE                    35950
United Tech Corp               COM              913017109    77612  1241400 SH       SOLE                                    1241400
Verizon                        COM              92343V104    84453  2267800 SH       SOLE                   241700           2026100
Wachovia Corp 2nd New          COM              929903102    60931  1069900 SH       SOLE                    90900            979000
Weyerhaeuser & Co              COM              962166104    34149   483350 SH       SOLE                    68600            414750
Aluminum Corp China Ltd        ADR              022276109      220     9350 SH       SOLE                     9350
Anglo American plc             ADR              03485P102    47027  1926540 SH       SOLE                   353050           1573490
Australia & New Zealand Bkg AD ADR              052528304     4693    42070 SH       SOLE                    42070
Barclays Bank ADR              ADR              06738E204    12704   218500 SH       SOLE                   218500
CPFL Energia SA                ADR              126153105      225     5500 SH       SOLE                     5500
Cemex S.A.B DE                 ADR              151290889    56331  1662650 SH       SOLE                   374950           1287700
Companhia Energetica de Minas  ADR              204409601    11255   233500 SH       SOLE                   233500
Diageo PLC ADR                 ADR              25243Q205   103063  1299500 SH       SOLE                   169150           1130350
GlaxoSmithkline - ADR          ADR              37733W105    85400  1618650 SH       SOLE                   220450           1398200
HSBC Holdings                  ADR              404280406    10425   113750 SH       SOLE                   113750
ING Group                      ADR              456837103      294     6650 SH       SOLE                     6650
Icici Bank - ADR               ADR              45104G104    30602   733150 SH       SOLE                     2800            730350
Kimberly Clark of Mex          ADR              494386204      654    28500 SH       SOLE                    28500
Nestles SA ADR                 ADR              641069406    86334   970050 SH       SOLE                     2600            967450
Nokia Sponsored ADR            ADR              654902204    46492  2288000 SH       SOLE                    10550           2277450
Petrochina Co. Ltd - ADR       ADR              71646E100    13712    97400 SH       SOLE                    97400
Petroleo Brasileiro            ADR              71654V408     5405    52850 SH       SOLE                    52850
Singapore Telecom ADR          ADR              82929R304      247    11495 SH       SOLE                    11495
Taiwan Semiconductor Mfg Co    ADR              874039100      263    24100 SH       SOLE                    24100
Uniao de Bancos Brasileiros    ADR              90458E107      256     2750 SH       SOLE                     2750
Unilever NV                    ADR              904784709   104049  3818300 SH       SOLE                   441050           3377250
Vodafone Group PLC             ADR              92857W209      295    10602 SH       SOLE                    10602
Volvo Aktiebolaget             ADR              928856400      230     3350 SH       SOLE                     3350
Ford Motor Cap Tr II           PFD              345395206     3372    98600 SH       SOLE                    98600
REPORT SUMMARY                 96 DATA RECORDS             3006472           0        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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